Intangible Assets - Schedule of Other Intangibles (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 446	£ 573
Additions	83	101
Disposals	(1)	0
Charge	(159)	(198)
Impairment	(27)	(30)
Ending balance	342	446
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,317	1,263
Additions	83	101
Disposals	(54)	(47)
Charge	0	0
Impairment	0	0
Ending balance	1,346	1,317
Accumulated amortisation / impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(871)	(690)
Additions	0	0
Disposals	53	47
Charge	(159)	(198)
Impairment	(27)	(30)
Ending balance	£ (1,004)	£ (871)